AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 99.5%
Affiliated Mutual Funds
AST AB Global Bond Portfolio*	2,703,600	$ 31,740,259
AST AQR Emerging Markets Equity Portfolio*	121,971	1,330,699
AST AQR Large Cap Core Portfolio*	6,057,899	115,039,506
AST BlackRock/Loomis Sayles Bond Portfolio*	1,935,355	28,546,492
AST ClearBridge Dividend Growth Portfolio*	5,533,337	114,540,078
AST Goldman Sachs Global Income Portfolio*	1,355,264	15,870,136
AST Goldman Sachs Small-Cap Value Portfolio*	664,278	15,530,817
AST High Yield Portfolio*	93,228	1,033,895
AST Hotchkis & Wiley Large-Cap Value Portfolio*	1,177,857	35,818,616
AST International Growth Portfolio*	3,821,393	70,695,778
AST International Value Portfolio*	3,577,366	70,652,983
AST Jennison Large-Cap Growth Portfolio*	1,157,318	41,744,443
AST Loomis Sayles Large-Cap Growth Portfolio*	1,253,938	72,954,089
AST MFS Growth Portfolio*	1,360,127	41,823,907
AST MFS Large-Cap Value Portfolio*	3,840,900	83,885,246
AST Mid-Cap Growth Portfolio*	582,451	6,471,026
AST Neuberger Berman/LSV Mid-Cap Value Portfolio*	93,263	3,091,682
AST Parametric Emerging Markets Equity Portfolio*	78,304	712,570
AST PIMCO Dynamic Bond Portfolio*	639,281	6,348,057
AST Prudential Core Bond Portfolio*	8,321,417	111,090,914
AST QMA International Core Equity Portfolio*	5,163,685	60,518,387
AST QMA Large-Cap Portfolio*	5,797,273	115,017,896
AST Small-Cap Growth Opportunities Portfolio*	620,067	13,213,629
AST Small-Cap Growth Portfolio*	273,256	13,173,677
	Shares	Value
Affiliated Mutual Funds (continued)
AST Small-Cap Value Portfolio*	391,987	$ 10,473,894
AST T. Rowe Price Large-Cap Growth Portfolio*	1,245,907	52,240,901
AST T. Rowe Price Large-Cap Value Portfolio*	4,950,315	79,848,582
AST WEDGE Capital Mid-Cap Value Portfolio*	124,537	3,087,262
AST Wellington Management Global Bond Portfolio*	6,634,670	79,350,655
AST Western Asset Core Plus Bond Portfolio*	3,206,087	44,436,360
AST Western Asset Emerging Markets Debt Portfolio*	104,169	1,240,657

Total Long-Term Investments (cost $1,220,554,310)(w)		1,341,523,093

Short-Term Investment — 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $6,161,167)(w)	6,161,167	6,161,167

TOTAL INVESTMENTS—100.0% (cost $1,226,715,477)		1,347,684,260

Other assets in excess of liabilities — 0.0%		548,607

Net Assets — 100.0%		$ 1,348,232,867

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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